Equity	12 Months Ended
Jun. 30, 2026
Equity [Abstract]
Equity

20. Equity

a) Capital (number of shares)

	Number of shares
	6/30/2026		6/30/2025
Cresud	35,138,225	34.2%	35,138,225	34.2%
Charles River Capital	9,651,606	9.4%	9,428,001	9.2%
Elie Horn	6,098,269	5.9%	6,072,969	5.9%
Kopernik	6,993,800	6.8%	-	-
Officers	1,222,274	1.2%	1,174,774	1.1%
Treasury	3,067,987	3.0%	3,067,987	3.0%
Other	40,511,283	39.5%	47,801,488	46.6%
Total shares of paid-up capital	102,683,444	100%	102,683,444	100%
Total outstanding shares	63,254,958		63,302,458

The amount shown in “Total outstanding shares” is net of treasury shares and Management shares (shares held by members of the Board of Directors, Fiscal Council, Audit Committee and Statutory Board of Executive Officers).

The Company is authorized to increase its capital, without first requiring shareholder approved changes to the Articles Incorporation, up to the limit of R$3,000,000, upon deliberation of the Board of Directors. On June 30, 2026, the Company’s subscribed and paid-up capital amounted to R$1,587,988 (R$1,587,988 on June 30, 2025).

b) Capital reserves

The capital reserves reflects amounts received by the Company that are not registered as revenue in the statement of operations as they do not reflect commercial ventures. As of June 30, 2026, the Company’s capital reserves total R$6,475 (R$8,193 as of June 30, 2025).

Share issue premium

This reserve was created upon the acquisition of the subsidiary Agrifirma on January 27, 2020. The transaction was conducted via transfer of shares and generated a difference between the capital increase and the equity increase giving rise to the reserve. This was due to the shareholders’ equity of Agrifirma Holding (company merged) as of June 30, 2019, differing from the equity increase comprising only one of the three share classes involved in the agreement (Unrestricted shares). The other two share classes were classified under to liabilities (Note 19).

	Number of shares	Amount
Unrestricted shares	4,402,404	97,569
Restricted shares	812,981	18,018
Shares issued in the initial exchange ratio / Capital increase	5,215,385	115,587

Unrestricted shares (final exchange ratio) / Capital increase	4,044,654	82,021

Share issue premium		(33,566)
Return of shares – Acquisition of Agrifirma		35,798
		2,232

The Agrifirma acquisition agreement envisages a possible price adjustment if certain contingencies, identified on the transaction date, come to occur and causing losses to the Company or the selling shareholders. The agreement allows the parties to settle the obligation in cash or in shares. Accordingly, a certain number of shares are in lock-up as a guarantee. During the year, the remaining locked-up balance was released upon expiration of the lock-up period allowing for early release.

Share-based payment

The ILPA Plan balance of R$4,300 less terminated plans of R$1,976, result in an outstanding balance of R$2,324 as of June 30, 2026 (R$1,216 as of June 30, 2025) (Note 24).

c) Profit reserves

Legal reserve

Pursuant to article 193 of Law No. 6404/76 and article 36, item (a), 5% of the Company’s net income at the end of each year, before any other allocation, is appropriated to a legal reserve, which cannot exceed 20% of the share capital account. The reserve, plus any capital reserve under item 1, of article 182, of Law No. 6404/76, cannot exceed 30% of the share capital account. The legal reserve is intended to preserve equity and may only be used to offset accumulated deficits and/or increase capital. The Company stops appropriating to the legal reserve if the balance of reserve, plus the amount of capital reserve set forth in item 1, of article 182, of Law No. 6404/76, exceeds 30% of the share capital account. The legal reserve is intended to preserve the Company’s share capital and may only be used to offset loss and/or increase capital.

Reserve for investment and expansion

Under to article 36, subparagraph (c), of its articles of incorporation and article 196 of Law No. 6404/76, the Company may appropriate the remaining portion of adjusted net income for the year to this reserve, if supported by a capital budget to be approved at the Shareholders’ at the Annual General Meeting.

d)	Dividends

On June 30, 2026, the Company recorded a loss for the year of R$ 90,009; consequently, there were no appropriations to the legal reserve (Article 193 of Law 6.404/76) or designations for mandatory dividends (Article 202 of Law 6.404/76). Pursuant to Article 189, sole paragraph, of Law 6.404/76, the accumulated loss for the year was absorbed by the balance of the Investment and Expansion Reserve which had been established in prior periods in accordance with Article 37, item “c”, of the Bylaws and Article 196 of Law 6.404/76, reducing that reserve from R$ 394,687 to R$ 304,678, without the need to utilize the legal reserve, the balance of which remained unchanged at R$ 105,093.

Despite the loss for the year, management proposed the distribution of dividends to shareholders in the amount of R$ 30,000, to be paid out of the remaining balance of the Investment and Expansion Reserve. This distribution is supported by Article 201 of Law No. 6.404/76, which permits the Company to pay dividends out of existing profit reserves.

Consequently, the Investment and Expansion Reserve, which totaled R$ 394,687 on June 30, 2025, was reduced (i) by R$ 90,009 due to the absorption of the loss for the period and (ii) by R$ 30,000 due to the proposed dividend distribution, resulting in a total of R$ 274,678, as shown below:

	2026	2025
Net income (loss) for the year	(90,009)	138,019
(-) Appropriation to legal reserve (5% of net income)	-	(6,901)
Adjusted net income (loss)	(90,009)	131,118

(-) Minimum mandatory dividends - 25% of adjusted net income	-	(32,780)
(-) Proposed additional dividends	-	(42,220)
Dividends proposed on net income	-	(75,000)

(-) Absorption of loss for the year by the reserve (Art. 189, sole paragraph)	(90,009)	-
(-) Proposed dividends from the Investment and Expansion Reserve (art. 201)	(30,000)	-
Total dividends	(30,000)	(75,000)
Constitution (reduction) of reserve for investments and expansion	(120,009)	56,118

Total paid-in capital (per thousand shares)	102,683	102,683
(-) Treasury shares (per thousand shares)	(3,068)	(3,068)
(=) Free float (per thousand shares)	99,615	99,615

Dividend per share (R$)	(0.30)	(0.75)

Pursuant to Law No. 15.270/25, if the proposed dividends are approved by the shareholders, the amounts proposed may be subject to taxation, including withholding income tax.

e) Cumulative translation adjustment – subsidiaries abroad

As of June 30, 2026, the effects of exchange rate fluctuations resulting from the translation of the financial information of foreign entities generated a loss of (R$21,908) ((R$7,463) as of June 30, 2025), with a cumulative effect of R$89,016 (R$110,924 as of June 30, 2025)

f) Treasury shares

Under article 20, item XII of the Articles of Incorporation of the Company, the Board of Directors is responsible, among others defined in law or the Articles, for deliberating on the acquisition of the Company’s own shares, to be held in treasury and/or for later cancellation or sale.

Treasury shares	Number of shares	Amount (R$)
At June 30, 2024	3,067,987	43,648
At June 30, 2025	3,067,987	43,648
At June 30, 2026	3,067,987	43,648